Other Financial Data (Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Intangible assets	$ 6	$ 4
Long-term receivables	1	42
Other	82	93
Other assets	$ 89	$ 139